Segment data (Geographic Information) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net revenues
Sales to external customers	¥ 27,597,193	¥ 28,403,118	¥ 27,234,521
Total net revenues	27,597,193	28,403,118	27,234,521
Operating expenses	25,602,821	25,549,147	24,483,957
Operating income (loss)	1,994,372	2,853,971	2,750,564
Assets	48,750,186	47,427,597	47,729,830
Long-lived assets	10,197,109	9,740,417	9,295,719
Geography Eliminations
Net revenues
Inter-segment sales and transfers	(7,134,700)	(7,283,744)	(7,125,714)
Total net revenues	(7,134,700)	(7,283,744)	(7,125,714)
Operating expenses	(7,134,004)	(7,300,860)	(7,105,874)
Operating income (loss)	(696)	17,116	(19,840)
Assets	6,440,555	6,906,161	6,004,320
Japan | Reportable Geographical Components
Net revenues
Sales to external customers	8,798,903	8,588,437	8,338,881
Inter-segment sales and transfers	6,031,965	6,171,051	6,064,986
Total net revenues	14,830,868	14,759,488	14,403,867
Operating expenses	13,628,623	13,081,966	12,832,391
Operating income (loss)	1,202,245	1,677,522	1,571,476
Assets	14,791,969	14,291,434	14,466,432
Long-lived assets	3,376,157	3,210,376	3,062,463
North America | Reportable Geographical Components
Net revenues
Sales to external customers	10,033,419	10,822,772	9,430,450
Inter-segment sales and transfers	205,672	229,198	247,146
Total net revenues	10,239,091	11,051,970	9,677,596
Operating expenses	9,927,897	10,523,151	9,093,077
Operating income (loss)	311,194	528,819	584,519
Assets	17,365,237	16,622,979	16,961,700
Long-lived assets	5,274,928	4,958,989	4,632,536
Europe | Reportable Geographical Components
Net revenues
Sales to external customers	2,517,601	2,507,292	2,690,803
Inter-segment sales and transfers	163,438	154,039	157,491
Total net revenues	2,681,039	2,661,331	2,848,294
Operating expenses	2,693,283	2,588,915	2,767,176
Operating income (loss)	(12,244)	72,416	81,118
Assets	2,846,469	2,612,210	2,640,054
Long-lived assets	313,182	309,657	301,736
Asia | Reportable Geographical Components
Net revenues
Sales to external customers	4,279,617	4,475,623	4,531,178
Inter-segment sales and transfers	540,204	528,236	450,062
Total net revenues	4,819,821	5,003,859	4,981,240
Operating expenses	4,384,642	4,554,670	4,559,458
Operating income (loss)	435,179	449,189	421,782
Assets	4,486,021	4,415,700	4,753,850
Long-lived assets	828,619	869,989	874,207
Other Countries | Reportable Geographical Components
Net revenues
Sales to external customers	1,967,653	2,008,994	2,243,209
Inter-segment sales and transfers	193,421	201,220	206,029
Total net revenues	2,161,074	2,210,214	2,449,238
Operating expenses	2,102,380	2,101,305	2,337,729
Operating income (loss)	58,694	108,909	111,509
Assets	2,819,935	2,579,113	2,903,474
Long-lived assets	¥ 404,223	¥ 391,406	¥ 424,777